                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas            January 31, 2005
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $284,828 (thousands)



List of Other Included Managers:

None



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RHJ INTL CMN                   COM              025181496     4608   200000 SH       SOLE                   200000
ALTRIA GROUP INC               COM              02209s103    43338   580000 SH       SOLE                   580000
CHEVRON CORP                   COM              166764100    45416   800000 SH       SOLE                   800000
CINERGY CORP COM               COM              172474108     6369   150000 SH       SOLE                   150000
CITIGROUP INC                  COM              172967101    14559   300000 SH       SOLE                   300000
CONTANGO OIL & GAS COM NEW     COM              21075n204     2288   200000 SH       SOLE                   200000
DEAN FOODS CO NEW CMN          COM              242370104      753    20000 SH       SOLE                    20000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    23320   400000 SH       SOLE                   400000
ELI LILLY & CO                 COM              532457108     5659   100000 SH       SOLE                   100000
EXXON MOBIL CORP               COM              30231g102     5617   100000 SH       SOLE                   100000
JACOBS ENGR GROUP DEL COM      COM              469814107     8144   120000 SH       SOLE                   120000
LAUDER ESTEE COS INC A         COM              518439104     8370   250000 SH       SOLE                   250000
NEW YORK TIMES CO.A            COM              650111107     1322    50000 SH       SOLE                    50000
NEWS CORPORATION CLASS A       COM              65248e104     2332   150000 SH       SOLE                   150000
NOVARTIS AG-ADR                COM              66987v109     3936    75000 SH       SOLE                    75000
PNC FINL SVCS GROUP INC        COM              693475105     6183   100000 SH       SOLE                   100000
POGO PRODUCING CO COM          COM              730448107     9962   200000 SH       SOLE                   200000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    37583   611199 SH       SOLE                   611199
SOUTHWEST AIRLINES CO          COM              844741108    21359  1300000 SH       SOLE                  1300000
STATE STREET CORP              COM              857477103     9702   175000 SH       SOLE                   175000
STREETTRACKS GOLD TR GOLD SHS  COM              863307104     5158   100000 SH       SOLE                   100000
UNITED PARCEL SERVICE CL B     COM              911312106     7515   100000 SH       SOLE                   100000
ZIONS BANCORP                  COM              989701107    11334   150000 SH       SOLE                   150000